FINANCIAL RISK MANAGEMENT (Financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Financial assets [abstract]
Receivables	$ 202,123		$ 153,527
Derivative financial instruments	4,353		1,572
Trade receivables	1,767,425		918,438
Other investments	1,357,485		816,157
Cash and cash equivalents	1,276,605	[1]	537,882	[1]	$ 519,965	[1]	$ 250,541
Total Assets	4,607,991		2,427,576
Financial liabilities [abstract]
Other liabilities	56,595		86,070
Trade payables	1,078,448		1,004,216
Derivative financial liabilities	1,889		6,358
Finance lease liabilities	259,621		294,103		$ 338,765
Borrowings	1,479,038		1,722,893
Total Liabilities	2,875,591		3,113,640
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial liabilities	1,889		6,358
Finance lease liabilities	0		0
Borrowings	0		0
Total Liabilities	1,889		6,358
Amortized cost
Financial liabilities [abstract]
Other liabilities	56,595		86,070
Trade payables	1,078,448		1,004,216
Derivative financial liabilities	0		0
Finance lease liabilities	259,621		294,103
Borrowings	1,479,038		1,722,893
Total Liabilities	2,873,702		3,107,282
Amortized cost
Financial assets [abstract]
Receivables	202,123		153,527
Derivative financial instruments	0		0
Trade receivables	1,767,425		918,438
Other investments	621,831		579,917
Cash and cash equivalents	584,076		278,862
Total Assets	3,175,455		1,930,744
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	4,353		1,572
Trade receivables	0		0
Other investments	244,848		2,629
Cash and cash equivalents	692,529		259,020
Total Assets	941,730		263,221
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	0		0
Trade receivables	0		0
Other investments	490,806		233,611
Cash and cash equivalents	0		0
Total Assets	$ 490,806		$ 233,611

[1]	It includes restricted cash of $58, $54 and $69 as of December 31, 2021, 2020 and 2019, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,357,484, $816,157 and $215,273 as of December 31, 2021, 2020 and 2019, respectively.